Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the Company. For further information concerning our pay for performance philosophy and how we align executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for NEOs[3]	Average Compensation Actually Paid to NEOs[4]	Value of Initial Fixed $100 Investment Based On:		Net Income[7]	Adjusted Gross Profit Growth[8]
					Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
2022	$17,925,677	$27,017,315	$4,738,723	$6,743,645	$129.50	$124.71	$2,726	12.3%
2021	$16,128,320	$26,845,406	$4,870,086	$7,161,206	$125.82	$125.27	$4,314	3.5%
2020	$16,842,693	$22,512,182	$5,506,309	$6,295,101	$108.58	$109.26	$3,569	3.6%
(1)

The dollar amounts reported are the amounts of total compensation reported in the “Total Compensation” column of our Summary Compensation Table for Mr. Van de Put, our Principal Executive Officer (PEO).

(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Less Reported Value of Equity Awards(a)	Plus Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$17,925,677	$11,221,446	$20,313,084	$27,017,315
2021	$16,128,320	$11,440,672	$22,157,758	$26,845,406
2020	$16,842,693	$11,220,656	$16,890,145	$22,512,182
(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of our Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the following: (i) the addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$12,079,865	$6,987,876	$117,201	$1,128,142	$20,313,084
2021	$14,862,750	$7,486,615	($1,257,459)	$1,065,853	$22,157,758
2020	$10,588,957	$4,804,182	$798,095	$698,910	$16,890,145
(3)

The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total Compensation” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Valle; (ii) for 2021, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Ms. Stein; and (iii) for 2020, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Walter.

(4)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. This adjustment also includes adjustments to the pension values, as computed in accordance with SEC rules, show below.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Plus Average Equity Award Adjustments(a)	Less Average Reported Change in the Actuarial Present Value of Pension Benefits (b)	Plus Average Pension Benefit Adjustments (c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$4,738,723	$2,735,574	$4,663,246	$0	$77,250	$6,743,645
2021	$4,870,086	$3,060,637	$5,265,257	$0	$86,500	$7,161,206
2020	$5,506,309	$2,499,399	$3,631,858	$421,917	$78,250	$6,295,101
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$2,944,831	$1,459,802	$23,140	$235,474	$4,663,246
2021	$4,037,126	$1,198,587	($155,389)	$184,933	$5,265,257
2020	$2,358,688	$915,979	$199,404	$157,787	$3,631,858
(b)

Represents the amount reported in our Summary Compensation Table in the “Change in Pension Value” column for the applicable year.

(c)

Represents, for each applicable year, the aggregate of two components: (i) the actuarial determined service cost under the Pension Fund Mondelēz Switzerland for services rendered during the applicable year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP.

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)

Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our performance peer group as reported in the Form 10-K of the applicable year, which included Campbell Soup Company, The Coca-Cola Company, Colgate-Palmolive Company, Danone S.A., General Mills, Inc., The Hershey Company, Kellogg Company, The Kraft Heinz Company, Nestlé S.A., PepsiCo, Inc., The Procter & Gamble Company and Unilever PLC.

(7)

Dollar values stated in millions. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(8)

The percentages reported represent the amount of adjusted gross profit growth. A more detailed discussion, including definitions of such financial measures appears in Annex A.

Named Executive Officers, Footnote [Text Block]		The dollar amounts reported are the amounts of total compensation reported in the “Total Compensation” column of our Summary Compensation Table for Mr. Van de Put, our Principal Executive Officer (PEO)
Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our performance peer group as reported in the Form 10-K of the applicable year, which included Campbell Soup Company, The Coca-Cola Company, Colgate-Palmolive Company, Danone S.A., General Mills, Inc., The Hershey Company, Kellogg Company, The Kraft Heinz Company, Nestlé S.A., PepsiCo, Inc., The Procter & Gamble Company and Unilever PLC.
PEO Total Compensation Amount	[1]	$ 17,925,677	$ 16,128,320	$ 16,842,693
PEO Actually Paid Compensation Amount	[2]	$ 27,017,315	26,845,406	22,512,182
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Reported Summary Compensation Table Total for PEO	Less Reported Value of Equity Awards(a)	Plus Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$17,925,677	$11,221,446	$20,313,084	$27,017,315
2021	$16,128,320	$11,440,672	$22,157,758	$26,845,406
2020	$16,842,693	$11,220,656	$16,890,145	$22,512,182
(a)

The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of our Summary Compensation Table for the applicable year.

(b)

The equity award adjustments for each applicable year include the following: (i) the addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$12,079,865	$6,987,876	$117,201	$1,128,142	$20,313,084
2021	$14,862,750	$7,486,615	($1,257,459)	$1,065,853	$22,157,758
2020	$10,588,957	$4,804,182	$798,095	$698,910	$16,890,145
(3)

The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our PEO) in the “Total Compensation” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Valle; (ii) for 2021, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Ms. Stein; and (iii) for 2020, Mr. Zaramella, Mr. Gruber, Mr. Brusadelli and Mr. Walter.

(4)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. This adjustment also includes adjustments to the pension values, as computed in accordance with SEC rules, show below.

Non-PEO NEO Average Total Compensation Amount		$ 4,738,723	4,870,086	5,506,309
Non-PEO NEO Average Compensation Actually Paid Amount		$ 6,743,645	7,161,206	6,295,101
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Plus Average Equity Award Adjustments(a)	Less Average Reported Change in the Actuarial Present Value of Pension Benefits (b)	Plus Average Pension Benefit Adjustments (c)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$4,738,723	$2,735,574	$4,663,246	$0	$77,250	$6,743,645
2021	$4,870,086	$3,060,637	$5,265,257	$0	$86,500	$7,161,206
2020	$5,506,309	$2,499,399	$3,631,858	$421,917	$78,250	$6,295,101
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends on Stock not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$2,944,831	$1,459,802	$23,140	$235,474	$4,663,246
2021	$4,037,126	$1,198,587	($155,389)	$184,933	$5,265,257
2020	$2,358,688	$915,979	$199,404	$157,787	$3,631,858
(b)

Represents the amount reported in our Summary Compensation Table in the “Change in Pension Value” column for the applicable year.

(c)

Represents, for each applicable year, the aggregate of two components: (i) the actuarial determined service cost under the Pension Fund Mondelēz Switzerland for services rendered during the applicable year; and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation, in each case, calculated in accordance with U.S. GAAP.

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)

Represents the weighted peer group TSR, weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our performance peer group as reported in the Form 10-K of the applicable year, which included Campbell Soup Company, The Coca-Cola Company, Colgate-Palmolive Company, Danone S.A., General Mills, Inc., The Hershey Company, Kellogg Company, The Kraft Heinz Company, Nestlé S.A., PepsiCo, Inc., The Procter & Gamble Company and Unilever PLC.

(7)

Dollar values stated in millions. The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(8)

The percentages reported represent the amount of adjusted gross profit growth. A more detailed discussion, including definitions of such financial measures appears in Annex A.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

FINANCIAL PERFORMANCE MEASURES

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for our executive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•

Organic Volume Growth

•

Organic Net Revenue Growth

•

Adjusted Gross Profit Growth

•

Adjusted Operating Income Growth

•

Market Share

•

Adjusted Earnings Per Share Growth

•

Annualized Relative Total Shareholder Return

Total Shareholder Return Amount		$ 129.50	125.82	108.58
Peer Group Total Shareholder Return Amount		124.71	125.27	109.26
Net Income (Loss)		$ 2,726,000,000	$ 4,314,000,000	$ 3,569,000,000
Company Selected Measure Amount		0.123	0.035	0.036
PEO Name		Mr. Van de Put	Mr. Van de Put	Mr. Van de Put
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Organic Volume Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Organic Net Revenue Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Gross Profit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Market Share
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Earnings Per Share Growth
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Annualized Relative Total Shareholder Return
PEO [Member] | Less Reported Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ 11,221,446	$ 11,440,672	$ 11,220,656
PEO [Member] | Plus Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	20,313,084	22,157,758	16,890,145
PEO [Member] | Year End Fair Valueo fOutstandingand Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,079,865	14,862,750	10,588,957
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,987,876	7,486,615	4,804,182
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Grantedin Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		117,201	(1,257,459)	798,095
PEO [Member] | Value of Dividend Son Stock not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,128,142	$ 1,065,853	$ 698,910
Non-PEO NEO [Member] | Mr Zaramella
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Zaramella	Mr. Zaramella	Mr. Zaramella
Non-PEO NEO [Member] | Mr Gruber
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Gruber	Mr. Gruber	Mr. Gruber
Non-PEO NEO [Member] | Mr Brusdelli
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Brusadelli	Mr. Brusadelli	Mr. Brusadelli
Non-PEO NEO [Member] | Mr Valle
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Valle
Non-PEO NEO [Member] | Ms Stein
Pay vs Performance Disclosure [Table]
PEO Name			Ms. Stein
Non-PEO NEO [Member] | Mr Walter
Pay vs Performance Disclosure [Table]
PEO Name				Mr. Walter
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,459,802	$ 1,198,587	$ 915,979
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Grantedin Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		23,140	(155,389)	199,404
Non-PEO NEO [Member] | Value of Dividend Son Stock not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		235,474	184,933	157,787
Non-PEO NEO [Member] | Less Average Reported Value Of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,735,574	3,060,637	2,499,399
Non-PEO NEO [Member] | Plus Average Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	4,663,246	5,265,257	3,631,858
Non-PEO NEO [Member] | Less Average Reported Change in the Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	421,917
Non-PEO NEO [Member] | Plus Average Pension Benefit Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	77,250	86,500	78,250
Non-PEO NEO [Member] | Average Compensation Actually Paid to Non PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	6,743,645	7,161,206	6,295,101
Non-PEO NEO [Member] | Average Year End Fair Value of Outstanding And Unvested Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,944,831	$ 4,037,126	$ 2,358,688

[1]	The dollar amounts reported are the amounts of total compensation reported in the “Total Compensation” column of our Summary Compensation Table for Mr. Van de Put, our Principal Executive Officer (PEO).
[2]	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
[3]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of our Summary Compensation Table for the applicable year.
[4]	The equity award adjustments for each applicable year include the following: (i) the addition of the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
[5]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: